Shareholders' Equity (Schedule Of Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2015	Feb. 01, 2014	Feb. 02, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning	$ 16,676	$ 884	$ 9,637
Other comprehensive (loss) income before reclassifications	(13,747)	15,840	(9,061)
Amounts reclassified from accumulated other comprehensive income (loss)	(217)	(48)	308
Other comprehensive (loss) income	(14,008)	15,792	(8,753)
Balance, ending	2,712	16,676	884
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning	2,356	6,912	6,449
Other comprehensive (loss) income before reclassifications	(3,101)	(4,556)	463
Other comprehensive (loss) income	(3,101)	(4,556)	463
Balance, ending	(745)	2,356	6,912
Pension and Other Postretirement Transactions [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning	13,582	(5,947)	3,114
Other comprehensive (loss) income before reclassifications	(10,235)	19,136	(9,122)
Amounts reclassified from accumulated other comprehensive income (loss)	(114)	393	61
Other comprehensive (loss) income	(10,349)	19,529	(9,061)
Balance, ending	3,233	13,582	(5,947)
Derivative Transactions [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning	738	(81)	74
Other comprehensive (loss) income before reclassifications	(411)	1,260	(402)
Amounts reclassified from accumulated other comprehensive income (loss)	(103)	(441)	247
Other comprehensive (loss) income	(514)	819	(155)
Balance, ending	224	$ 738	$ (81)
Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive (loss) income	$ (13,964)